Capital Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2018
Business Combinations And Dispositions [Abstract]
Capital Acquisitions and Dispositions
CAPITAL ACQUISITIONS AND DISPOSITIONS
In the year ended December 31, 2018, the Company incurred $5.1 million (year ended December 31, 2017 - $3.7 million) of transaction costs related to acquisitions through business combinations and dispositions that were recorded as general and administrative expenses.
a) Major Property Disposition
Southeast Saskatchewan asset disposition
In the year ended December 31, 2018, the Company completed the disposition of non-core assets in southeast Saskatchewan and southwest Manitoba for total proceeds of $213.4 million. This disposition was completed with full tax pools and no working capital items.

($ millions)
Exploration and evaluation	(2.4)
Property, plant and equipment	(288.7)
Goodwill	(6.2)
Decommissioning liability	26.8
(270.5)
Proceeds
Cash	112.5
Long-term investments	100.9
213.4

Loss on capital dispositions	(57.1)

b) Minor property acquisitions and dispositions
In the year ended December 31, 2018, the Company completed minor property acquisitions and dispositions including assets and associated liabilities held for sale at December 31, 2017 for total proceeds received of $127.1 million. These minor property acquisitions and dispositions were completed with full tax pools and no working capital items.

($ millions)
Acquisitions
Exploration and evaluation	10.2
Property, plant and equipment	12.2
Decommissioning liability	(0.4)
22.0

Dispositions
Exploration and evaluation	(5.1)
Property, plant and equipment (1)	(261.5)
Goodwill	(0.6)
Decommissioning liability (1)	46.1
(221.1)

Proceeds received, net
Cash	115.4
Long-term investments	11.7
127.1

Loss on capital dispositions	(72.0)

(1)	Includes assets and associated liabilities classified as held for sale at December 31, 2017.